Acquisitions (Details) $ in Thousands, € in Millions, $ in Millions												12 Months Ended
	Jan. 05, 2023 USD ($)	Jun. 03, 2022 USD ($)	Apr. 21, 2022 USD ($)	Feb. 09, 2022 USD ($)	Jul. 08, 2021 USD ($)	May 07, 2021 USD ($)	May 07, 2021 EUR (€)	Feb. 26, 2021 USD ($)	Nov. 06, 2020 USD ($)	Jun. 10, 2020 USD ($)	Feb. 21, 2020 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)	Nov. 06, 2020 CAD ($)
Acquisition
Acquisition purchase price, net of cash acquired												$ 115,561	$ 90,278	$ 48,403
Contingent consideration												30,949	12,990
Acquisition-related costs												2,560	1,292	1,694
Net CHB, LLC
Acquisition
Acquisition purchase price, net of cash acquired				$ 38,700								38,664
Maximum potential performance-based contingent consideration				$ 60,000
Period for revenue performance targets				2 years
Contingent consideration				$ 13,900
Gross contractual amount of trade receivables acquired				100
Fair value of acquired trade receivables				$ 100
Foxtrot
Acquisition
Acquisition purchase price, net of cash acquired			$ 4,200									4,228
Gross contractual amount of trade receivables acquired			700
Fair value of acquired trade receivables			$ 700
XPS
Acquisition
Acquisition purchase price, net of cash acquired		$ 61,100
Maximum potential performance-based contingent consideration		$ 75,000
Period for revenue performance targets		2 years
Contingent consideration		$ 9,400
Gross contractual amount of trade receivables acquired		1,500
Fair value of acquired trade receivables		$ 1,500
Supply Vision
Acquisition
Acquisition purchase price, net of cash acquired	$ 12,000											11,573
Maximum potential performance-based contingent consideration	$ 3,000
Period for revenue performance targets	2 years
Contingent consideration	$ 2,700
Gross contractual amount of trade receivables acquired	300
Fair value of acquired trade receivables	$ 300
Fiscal 2023 Acquisitions
Acquisition
Acquisition-related costs												1,900
Amount of revenue recognized												20,800
Amount of net income recognized												$ 6,600
QuestaWeb
Acquisition
Acquisition purchase price, net of cash acquired								$ 35,900					35,860
Gross contractual amount of trade receivables acquired								600
Fair value of acquired trade receivables								500
Estimate of contractual cash flows not expected to be collected								$ 100
Portrix
Acquisition
Acquisition purchase price, net of cash acquired						$ 25,200	€ 20.7						25,188
Gross contractual amount of trade receivables acquired						700
Fair value of acquired trade receivables						$ 700
GreenMile
Acquisition
Acquisition purchase price, net of cash acquired					$ 29,200								$ 29,230
Maximum potential performance-based contingent consideration					$ 10,000
Period for revenue performance targets					2 years
Contingent consideration					$ 3,300
Gross contractual amount of trade receivables acquired					1,100
Fair value of acquired trade receivables					1,000
Estimate of contractual cash flows not expected to be collected					$ 100
Peoplevox
Acquisition
Acquisition purchase price, net of cash acquired											$ 24,100			24,137
Gross contractual amount of trade receivables acquired											400
Fair value of acquired trade receivables											$ 400
Kontainers
Acquisition
Acquisition purchase price, net of cash acquired										$ 5,200				5,237
Maximum potential performance-based contingent consideration										$ 6,000
Period for revenue performance targets										2 years
Contingent consideration										$ 1,400
Gross contractual amount of trade receivables acquired										200
Fair value of acquired trade receivables										$ 200
ShipTrack
Acquisition
Acquisition purchase price, net of cash acquired									$ 19,000					$ 19,029
Maximum potential performance-based contingent consideration															$ 25.0
Period for revenue performance targets									2 years
Contingent consideration									$ 2,800
Gross contractual amount of trade receivables acquired									1,700
Fair value of acquired trade receivables									$ 1,700